Oct. 02, 2023
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST

October 2, 2023

Supplement

SUPPLEMENT DATED OCTOBER 2, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF
Morgan Stanley U.S. Government Money Market Trust, dated May 31, 2023

The Securities and Exchange Commission ("SEC") recently approved certain regulatory changes that impact money market funds, including the Fund. Previously, the Fund, as a government money market fund, was permitted to opt-in to a liquidity fee and redemption gate framework, whereby the Fund would have had the ability to impose a liquidity fee or redemption gate if it invested less than 30% of its total assets in weekly liquid assets ("Prior Liquidity Fee and Redemption Gate Framework"). As part of the recently approved regulatory changes, the SEC revised the Prior Liquidity Fee and Redemption Gate Framework to remove (i) the ability of a money market fund to impose a redemption gate (other than as part of a liquidation) and (ii) the tie between a fund's weekly liquid asset levels and its ability to impose a liquidity fee. Accordingly, effective immediately, the Fund is permitted to opt-in to a revised liquidity fee framework after appropriate notice to shareholders, whereby the Fund would have the ability to impose a liquidity fee of up to 2% without regard to the Fund's level of weekly liquid assets if the Fund's Board of Trustees believes such fee to be in the best interest of the Fund and its shareholders ("Current Liquidity Fee Framework"). The Fund is exempt from the Current Liquidity Fee Framework, but the Fund's Board of Trustees reserves its right to opt-in to the Current Liquidity Fee Framework in the future after providing appropriate notice to shareholders.

Accordingly, effective immediately, the Summary Prospectus and Prospectus are hereby amended as follows:

The fourth sentence of the sections of the Summary Prospectus titled "Principal Investment Strategies" and the Prospectus titled "Fund Summary—Principal Investment Strategies" and "Fund Details—Additional Information about Fund Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby deleted and replaced with the following:

A "government money market fund" is exempt from requirements that permit money market funds to impose a "liquidity fee."

Please retain this supplement for future reference.